SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION
	For the year ended September 30,
	2023	2024	2025
Year-end HKD/US$ exchange rate	7.8000	7.8000	7.8000
Year average HKD/US$ exchange rate	7.8000	7.8000	7.8000

SCHEDULE OF CASH AND CASH EQUIVALENTS	The cash and cash equivalents by geographic location is presented as below:
	As of September 30,
	2024	2025
	US$	US$
BVI	-	409,060
Hong Kong	659,320	557,365

	659,320	996,425

SCHEDULE OF ESTIMATED USEFUL LIFE

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Owned assets	Useful lives

Leasehold improvements	Over shorter of the lease term and the remaining useful life
Plant and machinery	40-60 months
Computer and equipment	40 months
Furniture and fixtures	40 months
Motor vehicles	40 months